Income Tax	12 Months Ended
Dec. 31, 2021
Deferred tax expense (income) [abstract]
Income Tax	INCOME TAX
For 2021, the corporate income tax payable of the Parent company GENFIT SA amounted to €5,051, which is recognized as "Other current tax liabilities" in the consolidated financial statements.
It is of note that we benefited from a reduced tax rate on part of the income from the licensing agreement signed with Ipsen pursuant to Article 238 of the French Tax Code.
The determination of the income tax expense recognized in the consolidated financial statements, which amounted to €2,215 for 2021, is summarized in the table "Effective tax rate" hereunder.
Breakdown of deferred taxes by nature

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2019	equity	profit/loss	12/31/2020
Deferred tax liabilities	(3,182)	—	1,132	(2,050)
Deferred tax assets	1,988	—	(706)	1,282
TOTAL	(1,193)	—	426	(768)

	As of	Impact on	Impact on the	As of
(in € thousands)	12/31/2020	equity	profit/loss	12/31/2021
Deferred tax liabilities	(2,049)	(2,721)	2,455	(2,314)
Deferred tax assets	1,282	—	430	1,712
TOTAL	(767)	(2,721)	2,885	(602)
Effective tax rate

	Year ended
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Profit (loss) for the period	(65,144)	(101,221)	67,259
Tax gain (expense)	576	428	(2,215)
Profit (loss) for the period before taxes	(65,721)	(101,649)	69,474
Tax rate in France	32.02%	28.92%	27.37%
Theoretical group tax rate in France	21,046	29,401	(19,018)
Increase / decrease in tax benefit arising from :
Tax credits	2,588	1,739	1,512
Permanent differences	3,341	(404)	833
Differences between rates	125	172	7,323
Tax losses for the period, unrecognised as deferred tax assets	(25,274)	(28,603)	0
Utilisation of previously unrecognised tax losses	0	0	5,590
IFRS adjustments without tax incidence	(530)	(358)	(129)
Non recognition of deffered tax assets related to temporary differences	(114)	(775)	(24)
Recognition of deferred tax assets against deferred tax liabilities	(889)	(706)	430
Tax effects related to the renegociation of the convertible debt	0	0	1,370
Others	284	(39)	(102)
Income tax expense recognised in profit or loss	576	428	(2,215)
Effective income rate	(0.88)%	(0.42)%	(3.19)%
We are subject to a tax audit by the French revenue service on our tax returns or operations subject to review on the 2019 and 2020 periods (including the Research Tax Credit claimed for these periods), which started on December 10, 2021 and is still ongoing at the date of this document.
Losses available for offsetting against future taxable income
At December 31, 2019, 2020 and 2021, the tax loss carry forwards for the Company amounted to €384,471, €483,356 and €450,679, respectively.
Such carry forwards can be offset against future taxable profit within a limit of €1.0 million per year plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.
In 2021, the amount of tax loss carry forwards used to offset taxable profit were €33.7 millionDeferred tax assets and liabilities
The Group's main sources of deferred tax assets and liabilities as of December 31, 2019 and 2020 related to:
Tax loss carry forwards: €384,471 and €483,356 respectively;
•Temporary differences:
◦related to the OCEANEs: a net deferred tax liability for €1,193 and €2,049 as of December 31, 2019 and 2020, respectively and
◦related to post-employment benefits: €352 and €287, respectively, each offset by a deferred tax asset of the same amount.
The Group's main sources of deferred tax assets and liabilities as of December 31, 2021 related to:
•Tax loss carry forwards: €450,679 (compared to €483,356 at December 31, 2020);
•Temporary differences related to:
•the OCEANEs: a deferred tax liability of €2,314 and an asset of 1,712, i.e., a net deferred tax liability of €602; and
•post-employment benefits: a deferred tax liability of €216 offset by an asset of the same amount;
The Company offsets its deferred tax assets and liabilities (€1,712 and €2,314, respectively), as permitted by IAS 12, resulting in a net deferred tax liability of €602 as of December 31, 2021.
The deferred income tax benefit for the period is mainly due to the decrease in the net deferred tax liability over the period.
Other than as it relates to deferred tax assets recognized based on the available deferred tax liabilities, no other deferred tax asset has been recognized as it is not probable that taxable profit will be available to offset deductible temporary differences and tax loss carry forwards.